Investor Certificateholders' Monthly Statement

Discover Card Master Trust I

Series 2007-CC Monthly Statement

                                                                                                                                             Exhibit 99.1

Distribution Date: January 17, 2017

Month Ending: December 31, 2016

Pursuant to the Amended and Restated Series Supplement dated as of December 22, 2015, as amended (the "Series Supplement"), relating to the Third Amended and Restated Pooling and Servicing Agreement dated as of December 22, 2015, in each case as amended prior to the distribution date noted above, among Discover Bank, Discover Funding LLC (the "Depositor"), and U.S. Bank National Association, as Trustee (the "Pooling and Servicing Agreement"), the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Discover Card Master Trust I (the "Master Trust"). We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement . The Pooling and Servicing Agreement and the Series Supplement were filed with the Securities and Exchange Commission as follows:

Third Amended and Restated Pooling and                                       As Exhibit 4.2 to the Current Report on Form 8-K filed on December 23, 2015 by the
Servicing Agreement                                                                     Depositor, the Master Trust and Discover Card Execution Note Trust.

Amended and Restated Series Supplement                                     As Exhibit 4.3 to the Current Report on Form 8-K filed on December 23, 2015 by the
                                                                                                   Depositor, the Master Trust and Discover Card Execution Note Trust.

1	.	Principal Receivables for December, 2016	Beginning Principal Balances	Ending Principal Balances (1)
(a)		Aggregate Investor Interest (including Series 2007-CC	$20,814,207,652.00	$20,814,207,652.00
		Investor Interest)
		Transferor Interest	$9,650,173,556.34	$10,464,984,863.39
		Total Master Trust	$30,464,381,208.34	$31,279,192,515.39
(b)		Group One Investor Interest	$20,814,207,652.00	$20,814,207,652.00
(c)		Series 2007-CC Investor Interest	$20,814,207,652.00	$20,814,207,652.00
(d)		Total Master Trust # of Accounts	16,002,287	15,980,275
(e)		Minimum Principal Receivables Balance at the end of month (2)		$22,380,868,443.01
(f)		Amount by which Master Trust Principal Receivables Exceeded
		the Minimum Principal Receivables Balance at the end of month		$8,898,324,072.38
(g)		Percentage of the Principal Receivables that reflect Transferor Interest(3)		33.46%

2	.	Credit Risk Retention at the end of December, 2016(4)
(a)		Ending Principal Receivables		$31,279,192,515.39
(b)		Ending Investor Interest (before principal payments on this Distribution Date)		$20,814,207,652.00
(c)		Seller’s Interest (2(a) - 2(b))		$10,464,984,863.39
(d)		Adjusted outstanding investor ABS interests (unpaid principal balance of DiscoverSeries Notes held
		by third-parties before principal payments on this Distribution Date)		$15,625,000,000.00
(e)		Seller’s Interest as a percentage of adjusted outstanding investor ABS interests (2(c) / 2(d))		66.98%
(f)		Minimum Seller’s Interest as a percentage of adjusted outstanding investor ABS interests as required by Regulation RR		5%

3.	Allocation Percentages at the beginning of December, 2016 (after giving effect to any increases in the Aggregate Investor
	Interest or the Series 2007-CC Investor Interest occurring during the month)
	(a)	Series 2007-CC Finance Charge Collections Allocation Percentage	68.3231%
	(b)	Series 2007-CC Principal Collections Allocation Percentage	68.3231%
	(c)	Series 2007-CC Charge-Off Allocation Percentage	68.3231%
	(d)	Series 2007-CC Interchange Allocation Percentage	68.3231%

4	.	Allocation of Receivables and other amounts collected during December, 2016
			Finance Charge Collections		Principal Collections	Interchange
		(a)	Allocation between Investors and Transferor:
			Aggregate Investor Allocation
			(including Series 2007-CC Allocation)	$257,950,884.97	$4,486,989,116.61	$83,583,890.38
			Transferor Allocation	$119,594,754.75	$2,080,319,914.46	$38,752,318.58
		(b)	Group One Allocation	$257,950,884.97	$4,486,989,116.61	$83,583,890.38
		(c)	Series 2007-CC Allocation	$257,950,884.97	$4,486,989,116.61	$83,583,890.38
		(d)	Reallocation to Series 2007-CC from other Series	$0.00	$0.00	$0.00

		(e)	Reallocation from Series 2007-CC to other Series	$0.00	$0.00	$0.00

		(f)	Group One Portfolio Yield as an annualized percentage	14.15%	N/A	4.82%
			of the Aggregate Investor Interest (FCC yield excludes
			principal recoveries)
		(g)	Series 2007-CC Portfolio Yield as an annualized	14.15%	N/A	4.82%
			percentage of the Series Investor Interest (FCC yield
			excludes principal recoveries)
		(h)	Principal Collections as a monthly percentage of Master Trust Receivables			21.31%
			at the beginning of December, 2016
		(i)	Finance Charge Collections as a monthly percentage of Master Trust Receivables			1.23%
			at the beginning of December, 2016
		(j)	Total Collections as a monthly percentage of Master Trust Receivables			22.53%
			at the beginning of December, 2016
		(k)	Interchange as a monthly percentage of Master Trust Receivables			0.40%
			at the beginning of December, 2016
		(l)	Total Collections and Interchange as a monthly percentage of Master Trust Receivables			22.93%
			at the beginning of December, 2016

        (m) Trust Collections deposited for the month (5)

                                                                                                                    Prior Month                          December, 2016

                                                                                                                     $71,545,299.04                        $22,706,524.40

5.	Investor Charged-Off Amount			Cumulative Reductions in
				Series Investor Interests Due to
			December, 2016	Investor Charged-Off Amounts

(a)	Group One		$45,847,340.74	$0.00
(b)	Series 2007-CC		$45,847,340.74	$0.00
(c)	As an annualized percentage of
	Principal Receivables at the
	beginning of December, 2016		2.64%	N/A

6.	Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date

	(a) Group One			$34,690,346.10
	(b) Series 2007-CC			$34,690,346.10

7.	Delinquency Summary

	(a) Master Trust Receivables Outstanding at the end of December, 2016			$31,625,641,766.91

		Number of	Delinquent Amount	Percentage of Ending
	Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
	30-59 Days	24,140	$154,378,255.13	0.49%
	60-89 Days	16,927	$115,211,809.23	0.36%
	90-119 Days	12,552	$91,627,602.94	0.29%
	120-149 Days	10,147	$76,565,771.61	0.24%
	150-179 Days	8,887	$68,906,680.61	0.22%
	180+ Days	0	$0.00	0.00%
	Total	72,653	$506,690,119.52	1.60%

	(b) Delinquency Percentage (60+ Days):	1.11%

8.	Total Master Trust and Investor Principal Charge-Offs on this Distribution Date (6)		Total MT Amount	Investor Amount	Rate

	(a)	Gross Charge-offs (rate shown as an annualized percentage of
		applicable Principal Receivables at the beginning of December, 2016)	$67,103,718.57	$45,847,340.74	2.64%
	(b)	Recoveries (rate shown as an annualized percentage of
		applicable Principal Receivables at the beginning of December, 2016)	$18,399,240.20	$12,570,931.28	0.72%
	(c)	Net Charge-offs (rate shown as an annualized percentage of
		applicable Principal Receivables at the beginning of December, 2016)	$48,704,478.37	$33,276,409.46	1.92%

(1) For Section 1, the ending balances for the Investor Interest and the Transferor Interest are shown after any principal payments to be made to the holders of DiscoverSeries Notes on this Distribution Date.

(2) Pursuant to the Pooling and Servicing Agreement, the Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Master Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur. This would also cause an early redemption event for the notes issued by Discover Card Execution Note Trust .

(3) At the date of this report, Discover Bank, as originator for the purposes of EU Regulation no. 575/2013 (the CRR ), currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form of an originator s interest as provided in option (b) of Article 405(1) of the CRR and the corresponding provisions of the AIFM Regulation and the Solvency II Regulation (collectively with the CRR, the EU Risk Retention Regulations ), which such interest is not hedged or otherwise mitigated except to the extent permitted by the EU Risk Retention Regulations. See Section 1 for a calculation of the Transferor Interest percentage.

(4) In accordance with the credit risk retention rules of Regulation RR, Discover Bank, as Sponsor, is required to retain an economic interest in the credit risk of the Master Trust receivables. The Sponsor intends to satisfy this obligation by maintaining a seller s interest in the Master Trust, calculated in accordance with Regulation RR, that will equal not less than 5% of the aggregate unpaid principal balance of all DiscoverSeries notes, other than any notes that are at all times held by Discover Bank or one or more wholly- owned affiliates of Discover Bank ("adjusted outstanding investor ABS interests"). The required seller s interest will be held by the Depositor through holding of the Transferor Interest, which represents an undivided interest in the receivables of the Master Trust that are not represented by outstanding certificates at any given time. The Seller s Interest set forth in Section 2 is calculated as of the applicable month-end and does not reflect principal payments to be made to holders of DiscoverSeries Notes on this Distribution Date.

(5) Only the portion of Master Trust Collections required to be deposited under the Master Trust's Required Daily Deposit provisions will typically be deposited in the Master Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Notes (or Certificates) are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Master Trust performance .

(6)	For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Section 4 above.